OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2022
OTHER COMPREHENSIVE INCOME.
OTHER COMPREHENSIVE INCOME

12.   OTHER COMPREHENSIVE INCOME

	Years ended December 31,
	2020			2021			2022
	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax	Before tax	Tax	Net of tax
	amount	effect	amount	amount	effect	amount	amount	effect	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	9,207	(2,295)	6,912	15,659	(3,881)	11,778	6,667	(1,675)	4,992
Reclassification adjustments for amounts transferred to the consolidated income statements	198	(37)	161	8,858	(1,618)	7,240	8,127	(1,482)	6,645
Net movement during the year recognized in other comprehensive income (i)	9,405	(2,332)	7,073	24,517	(5,499)	19,018	14,794	(3,157)	11,637
Changes in the fair value of instruments at fair value through other comprehensive income	(6)	(4)	(10)	(6)	2	(4)	(79)	12	(67)
Transfer of loss on disposal of equity investments at fair value through other comprehensive income to retained earnings	(12)	—	(12)	—	—	—	—	—	—
Net movement during the year recognized in other comprehensive income	(18)	(4)	(22)	(6)	2	(4)	(79)	12	(67)
Cost of hedging reserve	162	—	162	(220)	—	(220)	149	—	149
Share of other comprehensive loss of associates and joint ventures	(2,441)	—	(2,441)	441	—	441	2,856	—	2,856
Foreign currency translation differences	(4,457)	—	(4,457)	(1,728)	—	(1,728)	7,254	—	7,254
Other comprehensive income	2,651	(2,336)	315	23,004	(5,497)	17,507	24,974	(3,145)	21,829

Note:

(i)	As at December 31, 2021 and 2022, cash flow hedge reserve amounted to a gain of RMB 7,244 and a gain of RMB 3,079, respectively, of which a gain of RMB 7,214 and a gain of RMB 3,024 were attributable to owners of the Company.